12. PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	R$ (141,944)	[1]	R$ (110,504)	[2]
Weighted average interest rate on capitalized amount	6.26%		6.60%
Capitalized borrowing costs	R$ 21,676		R$ 19,207
Land depreciation	4,266
Assets held for sale [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	96,788
Biological asset [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	(89)
Intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	R$ 45,245

[1]	Refers to the transfer of R$45,245 for intangible assets, R$96,788 to held for sale and R$(89) for biological assets.
[2]	Weighted average annual rate.